Note 6 - Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes to Financial Statements
Long-term Debt [Text Block]

Note 7. Long-Term Debt

The components of long-term debt, including the effects of debt issuance costs, are as follows (in thousands):

	June 30,	December 31,
	2021	2020
Revolving Credit Facility due 2024	$14,000	$-
Debt issuance costs, net (a)	(2,082)	-
Total debt	11,918	-
Less current portion of long-term debt	-	-
Long-term debt, net	$11,918	$-

(a) Debt issuance costs as of June 30, 2021 consisted of $2.2 million in costs less accumulated amortization of $81,000. Debt issuance costs as of December 31, 2020 of $401,000, net of accumulated amortization of $4,000, were classified in other noncurrent assets on the accompanying balance sheet due to the fact that the Company had no outstanding debt at that time.

Revolving Credit Facility. In December 2020, the Company entered into a Credit Agreement with Fifth Third as the administrative agent and sole lender to establish a revolving credit facility (“Revolving Credit Facility”) that matures on June 17, 2024. The Revolving Credit Facility had an initial borrowing base of $40.0 million. However, the Company elected to reduce the aggregate elected commitments under the Revolving Credit Facility to $20.0 million. In June 2021, the Company entered into the First Amendment to the Credit Agreement to among other things, (i) complete the semi-annual borrowing base redetermination process which increased the borrowing base from $40.0 million to $125,0 million and (ii) modify the terms of the Credit Agreement to increase the aggregate elected commitments from $20.0 million to $125.0 million. A syndicate of banks joined the credit facility at differing levels of commitments with Fifth Third remaining the administrative agent.

The borrowing capacity under the Revolving Credit Facility is equal to the lowest of (i) the borrowing base (which currently stands at $125.0 million), (ii) the aggregate elected commitments (which currently stand at $125.0 million) and (iii) $500.0 million. As of June 30, 2021 and December 31, 2020, the Company had $14.0 million and zero, respectively, outstanding borrowings under the Revolving Credit Facility. Borrowings under the Revolving Credit Facility bear interest, at the option of the Company, based on (a) a rate per annum equal to the higher of (i) the prime rate announced from time to time by Fifth Third, (ii) the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System during the last preceding business day plus 0.5 percent or (iii) the Adjusted LIBOR Rate, plus a margin (the “Applicable Margin”), which is currently 3.25 percent and is also determined by the Borrowing Base Utilization Percentage as defined in the Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility are subject to a per annum fee, representing the Applicable Margin plus 0.125 percent. The Company also pays commitment fees on undrawn amounts under the Revolving Credit Facility equal to 0.50 percent. Borrowings under the Revolving Credit Facility are secured by a first lien security interest on substantially all assets of the Company and its restricted subsidiaries, including mortgages on the Company’s and its restricted subsidiaries’ oil and natural gas properties.  The Revolving Credit Facility is scheduled to have the borrowing base redetermined semiannually in April and October. Additionally, the Company and Fifth Third each have the option for a wild card evaluation between redeterminations.

The Credit Agreement specifies that if LIBOR is no longer a widely used benchmark rate, or if it is no longer used for determining interest rates for loans in the United States, a replacement interest rate that fairly reflects the cost to the lenders of funding loans shall be established by the Administrative Agent, as defined in the Credit Agreement, in consultation with the Company.  See Note 2 for reference rate reform.

The Revolving Credit Facility requires the maintenance of a ratio of total debt to EBITDAX, subject to certain adjustments, not to exceed 3.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending June 30, 2021) and a current ratio, subject to certain adjustments, of at least 1.00 to 1.00 as of the last day of any fiscal quarter.

The Company has limited equity cure rights for a breach of the above-listed financial covenants. Additionally, the Revolving Credit Facility contains additional restrictive covenants that limit the ability of the Company and its restricted subsidiaries to, among other things, incur additional indebtedness, incur additional liens, make investments and loans, enter into mergers and acquisitions, make or declare dividends and other payments, enter into certain hedging transactions, sell assets and engage in transactions with affiliates. The Revolving Credit Facility contains customary mandatory prepayments, including a monthly mandatory prepayment if the Consolidated Cash Balance (as defined in the Revolving Credit Agreement) is in excess of $20.0 million. In addition, the Revolving Credit Agreement is subject to customary events of default, including a change in control. If an event of default occurs and is continuing, the administrative agent or the majority of the lenders may accelerate any amounts outstanding and terminate lender commitments.

Note 6. Long-Term Debt

Revolving Credit Facility. In December 2020, the Company entered into a revolving credit facility with Fifth Third Bank, National Association (“Fifth Third”) as the administrative agent and sole lender (“Revolving Credit Facility”) that matures on June 17, 2024. The Revolving Credit Facility has an initial borrowing base of $40 million. The Company elected to reduce the aggregate elected commitments under the Revolving Credit Facility to $20 million. The borrowing capacity under the Revolving Credit Facility is equal to the lowest of (i) the borrowing base (which currently stands at $40.0 million), (ii) the aggregate elected commitments (which currently stand at $20.0 million) and (iii) $500.0 million. As of December 31, 2020, the Company had no outstanding borrowings under the Revolving Credit Facility. Borrowings under the Revolving Credit Facility bear interest, at the option of the Company, based on (a) a rate per annum equal to the higher of (i) the prime rate announced from time to time by Fifth Third, (ii) the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System during the last preceding business day plus 0.5 percent or (iii) the Adjusted LIBOR Rate, plus a margin (the “Applicable Margin”), which is currently 3.25 percent and is also determined by the Borrowing Base Utilization Percentage as defined in the Revolving Credit Facility. Letters of credit outstanding under the Revolving Credit Facility are subject to a per annum fee, representing the Applicable Margin plus 0.125 percent. The Company also pays commitment fees on undrawn amounts under the Revolving Credit Facility equal to 0.50 percent. Borrowings under the Revolving Credit Facility are secured by a first lien security interest on substantially all assets of the Company and its restricted subsidiaries, including mortgages on the Company’s and its restricted subsidiaries’ oil and gas properties.  The Revolving Credit Facility is scheduled to have the borrowing base redetermined semiannually in April and October. Additionally, the Company and Fifth Third each have the option for a wild card evaluation between redeterminations.

The Revolving Credit Facility requires the maintenance of a ratio of total debt to EBITDAX, subject to certain adjustments, not to exceed 3.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending March 31, 2021) and a current ratio, subject to certain adjustments of at least 1.00 to 1.00 as of the last day of any fiscal quarter (commencing with the fiscal quarter ending March 31, 2021).

The Company has limited equity cure rights for a breach of the above-listed financial covenants. Additionally, the Revolving Credit Agreement contains additional restrictive covenants that limit the ability of the Company and its restricted subsidiaries to, among other things, incur additional indebtedness, incur additional liens, make investments and loans, enter into mergers and acquisitions, make or declare dividends and other payments, enter into certain hedging transactions, sell assets and engage in transactions with affiliates. The Revolving Credit Facility contains customary mandatory prepayments, including a monthly mandatory prepayment if the Consolidated Cash Balance (as defined in the Revolving Credit Agreement) is in excess of $20.0 million. In addition, the Revolving Credit Agreement is subject to customary events of default, including a change in control. If an event of default occurs and is continuing, the administrative agent or the majority may accelerate any amounts outstanding and terminate lender commitments.